Significant Accounting Policies (Details 2) - ILS (₪) ₪ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Non-current assets:
Right-of-use assets	₪ 7,136
Current liabilities:
Current maturity of lease liability	694
Non-current liabilities:
Accumulated deficit	₪ (320,338)		₪ (211,144)
According to the previous accounting policy [Member]
Non-current assets:
Right-of-use assets
Current liabilities:
Current maturity of lease liability
Non-current liabilities:
Lease liability
Accumulated deficit		(211,144)
The change [Member]
Non-current assets:
Right-of-use assets		8,084
Current liabilities:
Current maturity of lease liability		1,096
Non-current liabilities:
Lease liability		6,988
Accumulated deficit
As presented according to IFRS 16 [Member]
Non-current assets:
Right-of-use assets		8,084
Current liabilities:
Current maturity of lease liability		1,096
Non-current liabilities:
Lease liability		6,988
Accumulated deficit		₪ (211,144)